Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 235,446	$ 131,764	$ 235,446	$ 131,764	$ 191,162	$ 192,683	$ 126,676	$ 103,986
Working capital	228,000		228,000			171,000
Long-term investments-equity investments held	83,887	262,371	83,887	262,371	$ 83,836	196,241	$ 156,973	$ 309,757
Increased/decreased in other comprehensive income on assumption	8,000	$ 26,000	8,000	$ 26,000
Borrowings	0		0			195,000
Trade receivables from sales of cobalt	7,177		7,177
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	235,446		235,446			192,683
Trade receivables from sales of cobalt	7,177		$ 7,177
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage		1.97%	1.17%	2.53%
Change in interest rate, percentage			1.00%
Impacted in interest expense due to fluctuation in interest rates	0	$ 2,000	$ 200	$ 4,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	83,887		83,887			$ 196,241
Letter of Credit [Member] | Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables from sales of cobalt	$ 10,000		$ 10,000
Kutcho [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	29.00%		29.00%
Volatility rate			30.00%
Non convertible debt interest rate, fluctuation	1.00%		1.00%
Convertible debt volatility rate, fluctuation			5.00%